Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Williams' Net Investment	Accumulated Other Comprehensive Income (Loss)		Total Stockholders' Equity	Noncontrolling Interest
Beginning balance at Dec. 31, 2008	$ 5,493			$ 5,136	$ 298	[1]	$ 5,434	$ 59	[2]
Comprehensive income:
Net income (loss)	140			134			134	6	[2]
Other comprehensive income:
Change in fair value of net cash flow hedges (net of $97, $184 and $151 of income tax)	169				169	[1]	169
Net reclassifications into earnings of net cash flow hedge gains (net of $226, $129 and $120 income tax provision)	(395)				(395)	[1]	(395)
Total other comprehensive income (loss)	(226)
Total comprehensive income (loss)	(86)
Net transfers with Williams	(16)			(16)			(16)
Dividends to noncontrolling interests	(1)							(1)	[2]
Ending balance at Dec. 31, 2009	5,390			5,254	72	[1]	5,326	64	[2]
Comprehensive income:
Net income (loss)	(1,283)			(1,291)			(1,291)	8	[2]
Other comprehensive income:
Change in fair value of net cash flow hedges (net of $97, $184 and $151 of income tax)	321				321	[1]	321
Net reclassifications into earnings of net cash flow hedge gains (net of $226, $129 and $120 income tax provision)	(225)				(225)	[1]	(225)
Total other comprehensive income (loss)	96
Total comprehensive income (loss)	(1,187)
Cash proceeds in excess of historical book value related to assets sold to a Williams' affiliate	244			244			244
Net transfers with Williams	37			37			37
Dividends to noncontrolling interests
Ending balance at Dec. 31, 2010	4,484			4,244	168	[1]	4,412	72	[2]
Comprehensive income:
Net income (loss)	(292)			(302)			(302)	10	[2]
Other comprehensive income:
Change in fair value of net cash flow hedges (net of $97, $184 and $151 of income tax)	262				262	[1]	262
Net reclassifications into earnings of net cash flow hedge gains (net of $226, $129 and $120 income tax provision)	(211)				(211)	[1]	(211)
Total other comprehensive income (loss)	51
Total comprehensive income (loss)	(241)
Contribution of Notes Payable to Williams (Note 4)	2,420			2,420			2,420
Allocation of alternative minimum tax credit (see Note 11)	98			98			98
Net transfers with Williams	(25)			(25)			(25)
Distribution to Williams a portion of note proceeds	(981)			(981)			(981)
Recapitalization upon contribution by Williams		2	5,452	(5,454)
Dividends to noncontrolling interests	(1)							(1)	[2]
Stock based compensation, net of tax benefit	5		5				5
Ending balance at Dec. 31, 2011	$ 5,759	$ 2	$ 5,457		$ 219	[1]	$ 5,678	$ 81	[2]

[1]	* Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges totaling $221 million (net of $128 million for income taxes), $169 million (net of $97 million for income taxes) and $74 million (net of $42 million for income taxes) as of December 31, 2011, 2010 and 2009, respectively.
[2]	** Represents the 31 percent interest in Apco Oil and Gas International Inc. owned by others.